SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

All Ordinary shares, exercise prices of options, per share data and earnings per share amounts have been adjusted retroactively for all periods presented in these financial statements, to reflect the 3:1 reverse share split that the Company effected on August 24, 2018 (refer also to note 14).

b.	Stock Options, Restricted Stock Units ("RSUs") and Warrants

The Company’s 2003 Equity Incentive Plan (the “Plan”) was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company’s Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company’s Board of Directors approved amendments to the Plan to include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2018, there were 998,381 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	4,203,888	$4.52	4.27	$56
Granted	644,651	3.11	-	-
Forfeited	(1,179,233)	5.21	-	-
Outstanding at June 30, 2018	3,669,306	4.05	5.37	938
Exercisable at June 30, 2018	911,500	6.13	3.83	127
Vested and expected to vest at June 30, 2018	2,557,089	$5.14	4.49	$400

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2018:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	283,331	$4.93	-	$-
Forfeited	(66,666)	6.84	-	-
Outstanding at June 30, 2018	216,665	4.35	4.63	40
Exercisable at June 30, 2018	91,666	5.86	2.13	7
Vested and expected to vest at June 30, 2018	135,181	$6.97	2.24	$-

The performance based options’ vesting is contingent upon achieving specific financial targets of the Company, set at the grant date.

In 2015, in connection with the Undertone acquisition, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 to a third-party vendor that provides development services to Undertone. As of June 30, 2018, all warrants are outstanding.